Schedule of investments

Delaware Covered Call Strategy Fund June 30, 2020 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 104.66% ✧
Communication Services - 8.76%
Alphabet Class A † ∞	4,600	$6,523,030
AT&T ∞	61,300	1,853,099
Facebook Class A † ∞	30,100	6,834,807
		15,210,936
Consumer Discretionary - 10.41%
Home Depot ∞	43,800	10,972,338
TJX ∞	63,700	3,220,672
Whirlpool ∞	30,000	3,885,900
		18,078,910
Consumer Staples - 12.29%
Constellation Brands Class A ∞	26,000	4,548,700
Costco Wholesale ∞	25,700	7,792,497
Mondelez International Class A ∞	110,800	5,665,204
Sysco ∞	60,900	3,328,794
		21,335,195
Energy - 3.49%
Chevron ∞	68,000	6,067,640
		6,067,640
Financials - 7.76%
BlackRock ∞	13,600	7,399,624
Blackstone Group Class A ∞	107,400	6,085,284
		13,484,908
Healthcare - 11.65%
Bristol-Myers Squibb ∞	97,700	5,744,760
Medtronic ∞	67,300	6,171,410
Merck & Co. ∞	74,000	5,722,420
Stryker ∞	14,400	2,594,736
		20,233,326
Industrials - 12.40%
Boeing ∞	32,200	5,902,260
Caterpillar ∞	30,900	3,908,850
Lockheed Martin ∞	14,700	5,364,324
Raytheon Technologies ∞	52,800	3,253,536
United Parcel Service Class B ∞	27,900	3,101,922
		21,530,892
Information Technology - 36.30%
Apple ∞	40,200	14,664,960
Broadcom ∞	26,200	8,268,982
Corning ∞	146,100	3,783,990
Mastercard Class A ∞	27,700	8,190,890
Microsoft ∞	64,000	13,024,640

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Schedule of investments

Delaware Covered Call Strategy Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock ✧ (continued)
Information Technology (continued)
Oracle ∞	81,000	$4,476,870
Texas Instruments ∞	51,800	6,577,046
Visa Class A ∞	21,000	4,056,570
		63,043,948
Materials - 1.60%
Nucor ∞	67,100	2,778,611
		2,778,611
Total Common Stock (cost $149,486,205)		181,764,366

Short-Term Investments – 1.99%
Money Market Mutual Funds - 1.99%
BlackRock FedFund – Institutional Shares (seven-day
effective yield 0.10%)	690,703	690,703
Fidelity Investments Money Market Government
Portfolio – Class I (seven-day effective yield 0.06%)	690,704	690,704
GS Financial Square Government Fund – Institutional
Shares (seven-day effective yield 0.15%)	690,704	690,704
Morgan Stanley Government Portfolio – Institutional Share
Class (seven-day effective yield 0.03%)	690,704	690,704
State Street Institutional US Government Money Market
Fund – Investor Class (seven-day effective yield 0.04%)	690,704	690,704
Total Short-Term Investments (cost $3,453,519)		3,453,519

Total Value of Securities Before Options Written – 106.65%
(cost $152,939,724)		185,217,885

	Number of contracts
Options Written – (6.43%)
Equity Call Options - (6.43%)
Alphabet strike price $1,375, expiration date 1/15/21,
notional amount ($2,887,500)	(21)	(320,460)
Alphabet strike price $1,500, expiration date 9/18/20,
notional amount ($3,750,000)	(25)	(115,875)
Apple strike price $340, expiration date 7/17/20, notional
amount ($13,668,000)	(402)	(1,071,329)
AT&T strike price $34, expiration date 1/15/21, notional
amount ($2,084,200)	(613)	(51,492)
BlackRock strike price $560, expiration date 7/24/20,
notional amount ($2,688,000)	(48)	(48,480)
BlackRock strike price $580, expiration date 9/18/20,
notional amount ($5,104,000)	(88)	(146,960)
Blackstone Group strike price $60, expiration date
1/15/21, notional amount ($4,428,000)	(738)	(341,325)

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(Unaudited)

	Number of contracts	Value (US $)
Options Written (continued)
Equity Call Options (continued)
Blackstone Group strike price $60, expiration date
9/18/20, notional amount ($2,016,000)	(336)	$(86,520)
Boeing strike price $200, expiration date 10/16/20,
notional amount ($2,480,000)	(124)	(263,500)
Boeing strike price $250, expiration date 10/16/20,
notional amount ($4,950,000)	(198)	(186,615)
Bristol-Myers Squibb strike price $60, expiration date
9/18/20, notional amount ($1,740,000)	(290)	(81,780)
Bristol-Myers Squibb strike price $65, expiration date
9/18/20, notional amount ($4,465,500)	(687)	(67,670)
Broadcom strike price $300, expiration date 1/15/21,
notional amount ($7,860,000)	(262)	(1,078,130)
Caterpillar strike price $115, expiration date 8/21/20,
notional amount ($3,553,500)	(309)	(439,552)
Chevron strike price $90, expiration date 9/18/20, notional
amount ($6,120,000)	(680)	(409,700)
Constellation Brands strike price $180, expiration date
10/16/20, notional amount ($1,026,000)	(57)	(69,540)
Constellation Brands strike price $200, expiration date
10/16/20, notional amount ($4,060,000)	(203)	(84,753)
Corning strike price $29, expiration date 11/20/20, notional
amount ($4,236,900)	(1,461)	(200,888)
Costco Wholesale strike price $320, expiration date
7/17/20, notional amount ($8,224,000)	(257)	(16,576)
Facebook strike price $240, expiration date 1/15/21,
notional amount ($7,224,000)	(301)	(613,288)
Home Depot strike price $260, expiration date 11/20/20,
notional amount ($11,388,000)	(438)	(650,430)
Lockheed Martin strike price $420, expiration date
1/15/21, notional amount ($6,174,000)	(147)	(177,870)
Mastercard strike price $310, expiration date 1/15/21,
notional amount ($8,587,000)	(277)	(637,792)
Medtronic strike price $110, expiration date 1/15/21,
notional amount ($7,403,000)	(673)	(130,898)
Merck & Co. strike price $85, expiration date 10/16/20,
notional amount ($6,290,000)	(740)	(106,930)
Microsoft strike price $192.50, expiration date 7/24/20,
notional amount ($6,179,250)	(321)	(418,103)
Microsoft strike price $210, expiration date 9/18/20,
notional amount ($6,699,000)	(319)	(269,555)
Mondelez International strike price $55, expiration date
9/18/20, notional amount ($6,094,000)	(1,108)	(87,532)
Nucor strike price $40, expiration date 10/16/20, notional
amount ($2,684,000)	(671)	(306,983)

NQ-QCV [6/20] 8/20 (1294204) 3

Schedule of investments

Delaware Covered Call Strategy Fund (Unaudited)

		Number of contracts	Value (US $)
	Options Written (continued)
	Equity Call Options (continued)
	Oracle strike price $55, expiration date 9/18/20, notional
	amount ($4,455,000)	(810)	$(257,175)
	Raytheon Technologies strike price $70, expiration date
	8/21/20, notional amount ($3,696,000)	(528)	(73,920)
	Stryker strike price $185, expiration date 1/15/21, notional
	amount ($2,664,000)	(144)	(246,240)
	Sysco strike price $60, expiration date 11/20/20, notional
	amount ($3,654,000)	(609)	(277,095)
	Texas Instruments strike price $120, expiration date
	9/18/20, notional amount ($6,216,000)	(518)	(616,420)
	TJX strike price $60, expiration date 7/17/20, notional
	amount ($3,822,000)	(637)	(6,370)
	United Parcel Service strike price $100, expiration date
	7/17/20, notional amount ($2,790,000)	(279)	(329,918)
	Visa strike price $185, expiration date 1/15/21, notional
	amount ($3,885,000)	(210)	(466,725)
	Whirlpool strike price $135, expiration date 1/15/21,
	notional amount ($4,050,000)	(300)	(407,250)

	Total Options Written
	(premium received $8,538,974)		(11,161,639)
	Liabilities Net of Receivables and Other Assets – (0.22%)		(378,173)
	Net Assets Applicable to 16,644,199 Shares Outstanding – 100.00%		$173,678,073

✧	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are
	used for financial reporting.
†	Non-income producing security.
∞ All or portion of the security has been pledged as collateral with outstanding options written.

GS – Goldman Sachs

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